DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI EAFE ESG Leaders Equity ETF
November 30, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.9%
Australia — 6.4%
ANZ Group Holdings Ltd.
17,580 356,974
APA Group (a)
7,770 36,546
Aristocrat Leisure Ltd.
3,290 145,207
ASX Ltd.
1,148 49,404
BlueScope Steel Ltd.
2,576 37,137
Brambles Ltd.
8,365 103,702
CAR Group Ltd.
2,271 61,397
Cochlear Ltd.
395 78,288
Coles Group Ltd.
8,165 98,882
Computershare Ltd.
3,125 64,921
CSL Ltd.
2,879 529,311
Endeavour Group Ltd.
8,782 25,001
Fortescue Ltd.
10,155 125,628
Goodman Group REIT
10,426 257,486
GPT Group REIT
10,921 33,865
Macquarie Group Ltd.
2,157 324,751
Mineral Resources Ltd.
1,042 22,828
Northern Star Resources Ltd.
6,965 79,449
Orica Ltd.
2,904 34,261
QBE Insurance Group Ltd.
8,999 117,248
Ramsay Health Care Ltd.
1,081 27,880
REA Group Ltd.
325 53,254
SEEK Ltd.
2,115 35,989
Suncorp Group Ltd.
7,652 98,202
Transurban Group (a)
18,526 154,480
WiseTech Global Ltd.
1,092 91,128
Woodside Energy Group Ltd.
11,399 182,008
(Cost $2,849,518)
3,225,227
Austria — 0.1%
OMV AG
892 35,726
Verbund AG
421 33,572
(Cost $82,474)
69,298
Belgium — 0.4%
Ageas SA/NV
1,029 51,907
KBC Group NV
1,402 101,049
Lotus Bakeries NV
2 24,039
Warehouses De Pauw CVA REIT
1,031 22,781
(Cost $199,683)
199,776
Chile — 0.1%
Antofagasta PLC
(Cost $45,554)
2,296 49,685
Denmark — 5.9%
A.P. Moller — Maersk A/S, Class
A
19 31,133
A.P. Moller — Maersk A/S, Class
B
27 45,790
Coloplast A/S, Class B
764 96,233
DSV A/S
1,220 260,380
Genmab A/S *
394 85,150
Number
of Shares Value $
Novo Nordisk A/S, Class B
19,181 2,057,183
Novonesis (Novozymes) B, Class
B
2,097 122,862
Orsted AS, 144A *
981 54,434
Pandora A/S
479 77,097
ROCKWOOL A/S, Class B
57 20,779
Tryg A/S
1,917 44,144
Vestas Wind Systems A/S *
5,971 92,766
(Cost $2,025,066)
2,987,951
Finland — 1.4%
Elisa OYJ
850 38,496
Kesko OYJ, Class B
1,676 33,306
Kone OYJ, Class B
1,988 103,013
Metso Corp.
4,017 35,325
Neste OYJ
2,547 38,752
Nokia OYJ
31,625 132,925
Orion OYJ, Class B
651 30,749
Sampo OYJ, Class A
2,998 128,369
Stora Enso OYJ, Class R
3,417 33,174
UPM-Kymmene OYJ
3,192 83,948
Wartsila OYJ Abp
2,885 52,426
(Cost $821,470)
710,483
France — 10.8%
Aeroports de Paris SA
212 24,519
AXA SA
10,505 365,926
BNP Paribas SA
6,035 361,033
Bouygues SA
1,120 33,312
Carrefour SA
3,212 48,852
Cie Generale des Etablissements
Michelin SCA
4,032 130,952
Covivio SA REIT
330 18,124
Credit Agricole SA
6,457 86,408
Danone SA
3,913 267,234
Dassault Systemes SE
3,951 136,250
Eiffage SA
447 40,319
Eurazeo SE
255 18,732
Gecina SA REIT
273 27,494
Getlink SE
1,818 29,695
Hermes International SCA
188 410,038
Kering SA
450 104,920
L'Oreal SA
1,434 497,771
LVMH Moet Hennessy Louis
Vuitton SE
1,644 1,028,813
Publicis Groupe SA
1,354 146,871
Rexel SA
1,263 32,603
Schneider Electric SE
3,260 838,422
TotalEnergies SE
12,797 742,985
Vivendi SE
4,313 39,586
(Cost $5,379,244)
5,430,859
Germany — 4.3%
adidas AG
971 228,805

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE ESG Leaders Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Beiersdorf AG
595 77,078
Commerzbank AG
5,696 87,384
Covestro AG, 144A *
1,121 68,341
CTS Eventim AG & Co. KGaA
372 32,827
Deutsche Boerse AG
1,127 263,660
Deutsche Lufthansa AG
3,621 24,232
Evonik Industries AG
1,494 27,401
GEA Group AG
899 44,932
Heidelberg Materials AG
839 105,807
Henkel AG & Co. KGaA
624 47,354
Infineon Technologies AG
7,770 252,889
Knorr-Bremse AG
427 32,539
LEG Immobilien SE
457 42,351
Merck KGaA
762 113,963
MTU Aero Engines AG
313 106,516
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
795 415,054
Puma SE
641 29,992
Scout24 SE, 144A
434 38,986
Symrise AG
777 85,760
Zalando SE, 144A *
1,352 42,011
(Cost $1,850,394)
2,167,882
Hong Kong — 2.2%
AIA Group Ltd.
65,356 488,393
CK Infrastructure Holdings Ltd.
3,826 26,354
Hang Seng Bank Ltd.
4,559 54,164
Hong Kong & China Gas Co. Ltd.
67,605 51,258
Hong Kong Exchanges &
Clearing Ltd.
7,107 264,679
MTR Corp. Ltd.
9,522 33,345
Prudential PLC
16,182 132,006
Sino Land Co. Ltd.
24,791 24,276
Swire Pacific Ltd., Class A
2,148 17,680
(Cost $1,384,503)
1,092,155
Ireland — 0.8%
AerCap Holdings NV
1,146 113,866
DCC PLC
606 44,097
James Hardie Industries PLC
CDI *
2,553 93,486
Kerry Group PLC, Class A
929 89,732
Kingspan Group PLC
927 69,712
(Cost $391,676)
410,893
Israel — 0.1%
Nice Ltd. *
(Cost $67,962)
373 67,056
Italy — 2.2%
Enel SpA
48,625 349,746
FinecoBank Banca Fineco SpA
3,662 58,752
Generali
5,640 161,315
Number
of Shares Value $
Infrastrutture Wireless Italiane
SpA, 144A
1,710 17,610
Intesa Sanpaolo SpA
87,190 334,011
Mediobanca Banca di Credito
Finanziario SpA
2,950 43,013
Moncler SpA
1,332 65,208
Nexi SpA, 144A *
3,511 20,781
Poste Italiane SpA, 144A
2,722 38,194
Telecom Italia SpA *
60,111 14,431
(Cost $1,050,948)
1,103,061
Japan — 25.4%
Aeon Co. Ltd.
3,900 93,329
Ajinomoto Co., Inc.
2,800 117,120
ANA Holdings, Inc.
900 17,313
Asahi Kasei Corp.
7,400 52,623
Asics Corp.
4,100 81,981
Astellas Pharma, Inc.
10,700 111,250
Bandai Namco Holdings, Inc.
3,600 75,747
Bridgestone Corp.
3,400 121,095
Brother Industries Ltd.
1,200 21,054
Chugai Pharmaceutical Co. Ltd.
4,000 175,730
Concordia Financial Group Ltd.
5,800 34,668
Dai Nippon Printing Co. Ltd.
2,330 35,450
Daifuku Co. Ltd.
1,948 40,430
Daiichi Sankyo Co. Ltd.
10,400 328,858
Daikin Industries Ltd.
1,571 189,281
Daiwa House Industry Co. Ltd.
3,600 112,781
Daiwa Securities Group, Inc.
8,200 54,900
Denso Corp.
11,200 158,769
Eisai Co. Ltd.
1,508 46,891
ENEOS Holdings, Inc.
15,700 84,550
FANUC Corp.
5,625 145,583
Fast Retailing Co. Ltd.
1,132 385,235
Fuji Electric Co. Ltd.
850 47,671
FUJIFILM Holdings Corp.
6,650 149,396
Fujitsu Ltd.
10,010 191,022
Hankyu Hanshin Holdings, Inc.
1,300 35,541
Hitachi Construction Machinery
Co. Ltd.
600 13,495
Hitachi Ltd.
27,600 689,334
Hoya Corp.
2,099 269,180
Isuzu Motors Ltd.
3,400 45,210
ITOCHU Corp.
7,100 349,079
JFE Holdings, Inc.
3,500 39,828
Kao Corp.
2,784 120,751
KDDI Corp.
9,202 303,292
Kikkoman Corp.
4,100 44,812
Komatsu Ltd.
5,200 139,396
Konami Group Corp.
600 59,027
Kubota Corp.
5,900 73,581
LY Corp.
16,300 44,705
Marubeni Corp.
8,500 127,569

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI EAFE ESG Leaders Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
MatsukiyoCocokara & Co.
2,000 27,952
McDonald's Holdings Co. Japan
Ltd.
500 20,608
MEIJI Holdings Co. Ltd.
1,300 27,699
Mitsubishi Chemical Group
Corp.
8,000 41,810
Mitsubishi Estate Co. Ltd.
6,300 88,909
Mitsui Chemicals, Inc.
900 20,788
Mitsui Fudosan Co. Ltd.
15,800 131,925
Mizuho Financial Group, Inc.
14,300 360,297
MS&AD Insurance Group
Holdings, Inc.
7,700 171,293
NEC Corp.
1,500 127,293
Nippon Paint Holdings Co. Ltd.
5,750 39,186
Nitori Holdings Co. Ltd.
492 62,980
Nitto Denko Corp.
4,250 67,577
Nomura Holdings, Inc.
17,800 106,834
Nomura Research Institute Ltd.
2,300 70,155
Obayashi Corp.
3,700 52,598
Omron Corp.
1,013 32,147
Oriental Land Co. Ltd.
6,425 151,358
ORIX Corp.
6,800 152,449
Osaka Gas Co. Ltd.
2,200 48,106
Pan Pacific International
Holdings Corp.
2,300 58,302
Panasonic Holdings Corp.
13,900 135,636
Rakuten Group, Inc. *
9,100 52,012
Recruit Holdings Co. Ltd.
8,350 577,386
Renesas Electronics Corp.
10,000 130,739
Ricoh Co. Ltd.
3,300 37,398
Secom Co. Ltd.
2,600 90,420
Seiko Epson Corp.
1,500 26,562
Sekisui Chemical Co. Ltd.
2,300 37,046
Sekisui House Ltd.
3,600 84,855
Seven & i Holdings Co. Ltd.
13,300 230,604
SG Holdings Co. Ltd.
2,100 20,569
Shimadzu Corp.
1,440 40,395
Shin-Etsu Chemical Co. Ltd.
10,775 398,471
Shiseido Co. Ltd.
2,400 45,632
SoftBank Corp.
170,000 218,577
SoftBank Group Corp.
5,700 339,150
Sompo Holdings, Inc.
5,320 139,779
Sony Group Corp.
37,165 744,117
Subaru Corp.
3,600 57,685
Sumitomo Electric Industries
Ltd.
4,300 82,630
Sumitomo Metal Mining Co. Ltd.
1,553 38,219
Sumitomo Mitsui Financial
Group, Inc.
22,059 541,395
Sumitomo Mitsui Trust Holdings,
Inc.
3,900 97,276
Sysmex Corp.
3,100 65,309
T&D Holdings, Inc.
3,000 56,590
Number
of Shares Value $
TDK Corp.
11,625 149,313
TIS, Inc.
1,300 31,716
Tokio Marine Holdings, Inc.
11,200 414,934
Tokyo Electron Ltd.
2,674 415,028
Tokyo Gas Co. Ltd.
1,900 57,056
Tokyu Corp.
3,000 34,957
Toray Industries, Inc.
8,600 54,646
TOTO Ltd.
800 21,472
Unicharm Corp.
2,200 56,998
West Japan Railway Co.
2,600 48,742
Yamaha Motor Co. Ltd.
5,300 45,894
Yokogawa Electric Corp.
1,279 28,384
Zensho Holdings Co. Ltd.
600 36,040
ZOZO, Inc.
900 28,243
(Cost $10,533,286)
12,799,668
Luxembourg — 0.1%
Eurofins Scientific SE
(Cost $46,112)
768 37,954
Netherlands — 6.3%
Akzo Nobel NV
997 58,233
ASML Holding NV
2,386 1,659,230
ASR Nederland NV
915 43,779
ING Groep NV
19,583 303,180
JDE Peet's NV
727 14,489
Koninklijke Ahold Delhaize NV
5,626 194,012
Koninklijke KPN NV
23,181 89,880
NN Group NV
1,672 77,649
Prosus NV *
8,170 332,654
QIAGEN NV *
1,298 56,737
Universal Music Group NV
4,923 118,605
Wolters Kluwer NV
1,409 235,059
(Cost $2,501,007)
3,183,507
New Zealand — 0.3%
Mercury NZ Ltd.
3,877 15,182
Meridian Energy Ltd.
7,383 27,122
Xero Ltd. *
908 102,835
(Cost $114,152)
145,139
Norway — 1.0%
Aker BP ASA
1,886 38,625
DNB Bank ASA
5,353 111,711
Equinor ASA
5,041 121,844
Gjensidige Forsikring ASA
1,177 20,911
Mowi ASA
2,701 48,964
Norsk Hydro ASA
8,105 50,075
Orkla ASA
4,419 40,733
Salmar ASA
318 16,512
Telenor ASA
3,826 44,992
Yara International ASA
898 25,231
(Cost $568,382)
519,598

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE ESG Leaders Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Portugal — 0.2%
Galp Energia SGPS SA
2,718 44,597
Jeronimo Martins SGPS SA
1,629 31,727
(Cost $65,366)
76,324
Singapore — 1.0%
CapitaLand Ascendas REIT
22,900 44,753
CapitaLand Integrated
Commercial Trust REIT
36,565 53,457
CapitaLand Investment Ltd.
12,500 25,454
Grab Holdings Ltd., Class A *
11,836 59,180
Keppel Ltd.
9,000 45,180
Sembcorp Industries Ltd.
5,200 20,247
Singapore Exchange Ltd.
5,300 50,286
United Overseas Bank Ltd.
7,500 203,409
(Cost $424,811)
501,966
Spain — 2.1%
ACS Actividades de
Construccion y Servicios SA
1,123 52,142
Amadeus IT Group SA
2,709 190,044
Banco de Sabadell SA
31,874 60,110
Cellnex Telecom SA, 144A *
3,152 113,124
Iberdrola SA
35,827 510,468
Redeia Corp. SA
2,407 42,964
Repsol SA
7,196 89,875
(Cost $938,880)
1,058,727
Sweden — 3.6%
Alfa Laval AB
1,734 73,734
Assa Abloy AB, Class B
5,958 182,742
Atlas Copco AB, Class A
15,924 253,980
Atlas Copco AB, Class B
9,439 133,215
Boliden AB
1,637 48,785
Epiroc AB, Class A
3,954 71,973
Epiroc AB, Class B
2,338 38,521
EQT AB
2,187 66,198
Essity AB, Class B
3,680 101,177
Evolution AB, 144A
1,002 87,363
H & M Hennes & Mauritz AB,
Class B
3,415 47,305
Holmen AB, Class B
458 17,231
Nibe Industrier AB, Class B
9,150 38,732
Sandvik AB
6,304 116,452
SKF AB, Class B
2,052 39,372
Svenska Cellulosa AB SCA,
Class B
3,672 47,654
Svenska Handelsbanken AB,
Class A
8,499 88,346
Tele2 AB, Class B
3,250 34,066
Telia Co. AB
14,101 41,261
Volvo AB, Class A
1,216 30,403
Volvo AB, Class B
9,401 233,844
(Cost $1,739,706)
1,792,354
Number
of Shares Value $
Switzerland — 10.0%
ABB Ltd.
9,374 534,988
Alcon, Inc.
2,968 264,054
Baloise Holding AG
282 53,583
Banque Cantonale Vaudoise
180 17,867
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
12 138,661
Clariant AG *
1,265 15,235
Coca-Cola HBC AG *
1,345 47,936
DSM-Firmenich AG
1,102 120,991
Geberit AG
201 121,011
Givaudan SA
55 242,287
Julius Baer Group Ltd.
1,216 80,469
Kuehne + Nagel International AG
288 68,845
Logitech International SA
935 75,883
Lonza Group AG
430 256,926
Novartis AG
11,746 1,243,529
SGS SA
916 90,955
SIG Group AG *
1,851 36,600
Sika AG
909 235,349
Sonova Holding AG
296 101,063
STMicroelectronics NV
4,039 103,536
Swiss Life Holding AG
174 142,558
Swiss Prime Site AG
461 50,940
Swiss Re AG
1,795 265,175
Swisscom AG
156 90,041
Temenos AG
292 19,174
VAT Group AG, 144A
162 64,616
Zurich Insurance Group AG
874 554,162
(Cost $4,281,342)
5,036,434
United Kingdom — 14.2%
3i Group PLC
5,779 272,441
Admiral Group PLC
1,527 49,745
Anglo American PLC
7,534 241,366
Ashtead Group PLC
2,632 210,426
Associated British Foods PLC
1,963 54,842
AstraZeneca PLC
9,251 1,247,811
Auto Trader Group PLC, 144A
5,409 57,682
Aviva PLC
15,948 98,049
Barratt Redrow PLC
8,175 44,442
Berkeley Group Holdings PLC
632 33,321
BT Group PLC
37,474 75,877
Bunzl PLC
2,036 92,076
Coca-Cola Europacific Partners
PLC
1,235 95,811
Croda International PLC
793 34,774
Endeavour Mining PLC
1,067 20,940
HSBC Holdings PLC
108,842 1,013,644
Informa PLC
7,717 84,021
Intertek Group PLC
968 58,025
J Sainsbury PLC
9,996 33,187

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI EAFE ESG Leaders Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
Number
of Shares Value $
Kingfisher PLC
9,703 30,524
Land Securities Group PLC REIT
3,990 30,581
Legal & General Group PLC
35,065 98,632
Lloyds Banking Group PLC
367,321 247,728
M&G PLC
12,445 31,352
Mondi PLC
2,658 40,220
National Grid PLC
29,442 371,454
Phoenix Group Holdings PLC
4,126 26,956
Reckitt Benckiser Group PLC
4,089 252,590
RELX PLC
11,128 524,045
Rentokil Initial PLC
15,198 76,072
Sage Group PLC
5,991 99,907
Schroders PLC
4,516 18,093
Segro PLC REIT
7,598 75,328
Smiths Group PLC
1,999 44,998
Spirax Group PLC
440 40,099
Taylor Wimpey PLC
21,734 36,189
Tesco PLC
40,960 190,756
Unilever PLC
14,773 882,718
Vodafone Group PLC
135,357 121,946
Whitbread PLC
1,052 38,109
WPP PLC
6,476 70,724
(Cost $6,349,165)
7,167,501
TOTAL COMMON STOCKS
(Cost $43,710,701)
49,833,498
Number
of Shares Value $
PREFERRED STOCKS — 0.2%
Germany — 0.2%
Henkel AG & Co. KGaA
1,018 86,834
Sartorius AG
151 34,736
(Cost $126,548)
121,570
EXCHANGE-TRADED FUNDS
— 0.1%
iShares ESG Aware MSCI EAFE
ETF (b)
(Cost $45,803)
600 47,598
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.53%
(c)(d)
(Cost $40,000)
40,000 40,000
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
4.59% (c)
(Cost $11,496)
11,496 11,496
TOTAL INVESTMENTS — 99.3%
(Cost $43,934,548)
50,054,162
Other assets and liabilities,
net — 0.7%
330,466
NET ASSETS — 100.0%
50,384,628
 *(a) (b)
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.53% (c)(d)
83,698 — (43,698) (e) — — 54 — 40,000 40,000
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 4.59% (c)
41,263 64,811 (94,578) — — 209 — 11,496 11,496
124,961 64,811 (138,276) — — 263 — 51,496 51,496
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $39,665, which is 0.1% of net assets.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE ESG Leaders Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Securities are listed in country of domicile.
At November 30, 2024 the Xtrackers MSCI EAFE ESG Leaders Equity ETF had the following sector diversification:
At November 30, 2024, open futures contracts purchased were as follows:
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2024.
CDI: Chess Depositary Interests
CVA: Credit Valuation Adjustment
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Financials
10,592,003 21 .2
Industrials
8,731,057 17 .5
Health Care
7,258,786 14 .5
Consumer Discretionary
5,568,436 11 .1
Consumer Staples
4,205,094 8 .4
Information Technology
4,191,415 8 .4
Materials
2,957,883 5 .9
Communication Services
2,386,417 4 .8
Utilities
1,644,510 3 .3
Energy
1,378,962 2 .8
Real Estate
1,040,505 2 .1
Total
49,955,068 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ ) †
EURO STOXX 50 Futures
EUR 2 107,885 101,755 12/20/2024 (6,130)
Micro EURO STOXX 50 Futures
EUR 3 15,476 15,263 12/20/2024 (213)
MINI TOPIX Index Futures
JPY 6 104,885 107,028 12/12/2024 2,143
MSCI EAFE Futures
USD 1 122,300 116,585 12/20/2024 (5,715)
Total net unrealized depreciation
(9,915)
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
November 30, 2024.

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI EAFE ESG Leaders Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
EASG-PH1
R-089711-2 (5/25) DBX006037 (5/25)
EUR Euro
JPY Japanese Yen
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 49,833,498 $ — $ — $ 49,833,498
Preferred Stocks
121,570 — — 121,570
Exchange-Traded Funds
47,598 — — 47,598
Short-Term Investments (a)
51,496 — — 51,496
Derivatives (b)
Futures Contracts
2,143 — — 2,143
TOTAL
$ 50,056,305 $ — $ — $ 50,056,305
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (12,058) $ — $ — $ (12,058)
TOTAL
$ (12,058) $ — $ — $ (12,058)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.